Leases - Schedule of Weighted Average Remaining Terms and Discount Rates for Operating and Financing Leases (Detail)	Mar. 31, 2025	Sep. 30, 2024
Finance leases:
Weighted average remaining lease term		2 years 8 months 12 days
Weighted average discount rate		5.80%
Operating leases:
Weighted average remaining lease term	6 years 2 months 12 days	6 years 6 months
Weighted average discount rate	5.40%	6.00%